Fair Value Measurements - Financial instruments carried at fair value on nonrecurring basis (Details 1) (Fair Value Measurements Nonrecurring, USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Foreclosed real estate
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans
Foreclosed real estate
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,682	3,723	4,148
Foreclosed real estate	$ 829	$ 829	$ 962